Risk and Capital Management - Summary of Breakdown of Indicators of Credit Quality (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio	R$ 536,091	R$ 497,719	R$ 494,851
Stage 1 [Member]
Disclosure of Credit Quality [Line Items]
Loan operations and lease operations portfolio		R$ 102